Income tax - Reconciliation between the theoretical tax on the income before income tax and the income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax
Income before income tax	$ 82,729	$ 52,352	$ 15,083
Primary tax rate of the Company	24.00%	25.00%	26.50%
Income tax using the Company’s primary tax rate	$ 19,855	$ 13,088	$ 3,997
Additional tax (tax saving) in respect of:
Different tax rate, subsidiaries	(9,773)	(6,753)	(5,658)
Tax effect of revenues exempt from taxation	(1,853)	(11)	(167)
Non-deductible expenses	840	1,915	4,006
Utilization of tax losses and benefits from prior periods for which deferred taxes were not recognized	(697)	(1,383)	(1,283)
Current year tax losses and benefits for which deferred taxes were not recognized	699	325	2,156
Reversal of prior periods deferred tax losses and tax benefits	143	1,097	283
Taxes in respect of prior periods, net	(298)	325	(649)
Effect of change in tax rate	(788)	(596)	123
Other differences	212	(121)	198
Total tax expense (income)	$ 8,340	$ 7,886	$ 3,006